Cash and cash equivalents (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020
Cash And Cash Equivalents [Line Items]
Notional amount	$ 43,396	$ 39,031	$ 51,584
Interest accrued to date	105		11
Short-term deposits, classified as cash equivalents	$ 237,655	$ 51,595	$ 51,595
Short term deposit One [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Others banks	Banco Santander – Santiago
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.58%	0.35%
Date of short term deposit	Nov. 30, 2021	Dec. 30, 2020
Expiration date	Feb. 28, 2022	Mar. 30, 2021
Notional amount	$ 200,000	$ 7,000
Interest accrued to date	100	0
Short-term deposits, classified as cash equivalents	$ 200,100	$ 7,000
Short term deposit Two [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco BCI	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.31%	0.35%
Date of short term deposit	Dec. 24, 2021	Nov. 30, 2020
Expiration date	Feb. 28, 2022	Jan. 08, 2021
Notional amount	$ 1,250	$ 1,500
Interest accrued to date	0	1
Short-term deposits, classified as cash equivalents	$ 1,250	$ 1,501
Short term deposit Three [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco BCI	Banco de Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.36%	0.61%
Date of short term deposit	Dec. 07, 2021	Nov. 30, 2020
Expiration date	Jan. 14, 2022	Jan. 08, 2021
Notional amount	$ 8,000	$ 2,000
Interest accrued to date	2	1
Short-term deposits, classified as cash equivalents	$ 8,002	$ 2,001
Short term deposit Four [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco BCI	Banco de Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.28%	0.61%
Date of short term deposit	Dec. 30, 2021	Nov. 30, 2020
Expiration date	Jan. 14, 2022	Jan. 08, 2021
Notional amount	$ 500	$ 3,500
Interest accrued to date	0	1
Short-term deposits, classified as cash equivalents	$ 500	$ 3,501
Short term deposit Five [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander	Banco crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	3.12%	0.46%
Date of short term deposit	Dec. 30, 2021	Dec. 01, 2020
Expiration date	Jan. 06, 2022	Jan. 15, 2021
Notional amount	$ 3,550	$ 500
Interest accrued to date	2	0
Short-term deposits, classified as cash equivalents	$ 3,552	$ 500
Short term deposit Six [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.26%	0.40%
Date of short term deposit	Dec. 16, 2021	Dec. 01, 2020
Expiration date	Jan. 31, 2022	Jan. 15, 2021
Notional amount	$ 2,500	$ 500
Interest accrued to date	0	0
Short-term deposits, classified as cash equivalents	$ 2,500	$ 500
Short term deposit Seven [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.40%	0.40%
Date of short term deposit	Dec. 27, 2021	Dec. 02, 2020
Expiration date	Mar. 04, 2022	Jan. 20, 2021
Notional amount	$ 1,500	$ 2,500
Interest accrued to date	0	1
Short-term deposits, classified as cash equivalents	$ 1,500	$ 2,501
Short term deposit Eight [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander	Banco Santander – Santiago
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.40%	0.50%
Date of short term deposit	Dec. 29, 2021	Dec. 09, 2020
Expiration date	Jan. 27, 2022	Jan. 25, 2021
Notional amount	$ 1,500	$ 500
Interest accrued to date	0	0
Short-term deposits, classified as cash equivalents	$ 1,500	$ 500
Short term deposit Nine [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Itaú Corpbanca	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.30%	0.50%
Date of short term deposit	Dec. 14, 2021	Dec. 09, 2020
Expiration date	Jan. 07, 2022	Jan. 25, 2021
Notional amount	$ 5,000	$ 1,000
Interest accrued to date	1	0
Short-term deposits, classified as cash equivalents	$ 5,001	$ 1,000
Short term deposit Ten [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Itaú Corpbanca	Banco Santander – Santiago
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.37%	0.50%
Date of short term deposit	Dec. 28, 2021	Dec. 09, 2020
Expiration date	Jan. 24, 2022	Jan. 25, 2021
Notional amount	$ 1,000	$ 6,000
Interest accrued to date	0	1
Short-term deposits, classified as cash equivalents	$ 1,000	$ 6,001
Short term deposit Eleven [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Itaú Corpbanca	Banco crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.34%	0.51%
Date of short term deposit	Dec. 07, 2021	Dec. 09, 2020
Expiration date	Jan. 28, 2022	Jan. 25, 2021
Notional amount	$ 2,000	$ 6,000
Interest accrued to date	0	1
Short-term deposits, classified as cash equivalents	$ 2,000	$ 6,001
Short term deposit Twelve [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano	Banco crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.27%	0.26%
Date of short term deposit	Dec. 24, 2021	Dec. 14, 2020
Expiration date	Feb. 28, 2022	Jan. 29, 2021
Notional amount	$ 2,750	$ 500
Interest accrued to date	0	0
Short-term deposits, classified as cash equivalents	$ 2,750	$ 500
Short term deposit Thirteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano	Banco Estado
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.06%	0.14%
Date of short term deposit	Dec. 17, 2021	Dec. 14, 2020
Expiration date	Jan. 31, 2022	Jan. 29, 2021
Notional amount	$ 3,000	$ 1,000
Interest accrued to date	0	1
Short-term deposits, classified as cash equivalents	$ 3,000	$ 1,001
Short term deposit Fourteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.07%	0.40%
Date of short term deposit	Dec. 03, 2021	Dec. 14, 2020
Expiration date	Jan. 18, 2022	Jan. 29, 2021
Notional amount	$ 5,000	$ 1,500
Interest accrued to date	0	0
Short-term deposits, classified as cash equivalents	5,000	$ 1,500
Short term deposit Fifteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Banco de Chile
Description of type of deposit		Fixed term
Short term deposits, original currency		Dollar
Short term deposits, Interest rate		0.56%
Date of short term deposit		Dec. 14, 2020
Expiration date		Jan. 29, 2021
Notional amount		$ 5,000
Interest accrued to date		1
Short-term deposits, classified as cash equivalents		$ 5,001
Short term deposit Sixteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Banco Itaú Corpbanca
Description of type of deposit		Fixed term
Short term deposits, original currency		Dollar
Short term deposits, Interest rate		0.68%
Date of short term deposit		Dec. 18, 2020
Expiration date		Feb. 01, 2021
Notional amount		$ 500
Interest accrued to date		0
Short-term deposits, classified as cash equivalents		$ 500
Short term deposit Seventeen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Banco Itaú Corpbanca
Description of type of deposit		Fixed term
Short term deposits, original currency		Dollar
Short term deposits, Interest rate		0.68%
Date of short term deposit		Dec. 18, 2020
Expiration date		Feb. 01, 2021
Notional amount		$ 2,000
Interest accrued to date		1
Short-term deposits, classified as cash equivalents		$ 2,001
Short term deposit Eighteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Banco crédito e Inversiones
Description of type of deposit		Fixed term
Short term deposits, original currency		Dollar
Short term deposits, Interest rate		0.20%
Date of short term deposit		Dec. 23, 2020
Expiration date		Feb. 05, 2021
Notional amount		$ 2,000
Interest accrued to date		1
Short-term deposits, classified as cash equivalents		$ 2,001
Short term deposit Nineteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Banco Itaú Corpbanca
Description of type of deposit		Fixed term
Short term deposits, original currency		Dollar
Short term deposits, Interest rate		0.40%
Date of short term deposit		Dec. 24, 2020
Expiration date		Feb. 08, 2021
Notional amount		$ 1,000
Interest accrued to date		0
Short-term deposits, classified as cash equivalents		$ 1,000
Short term deposit Twenty [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Banco Santander – Santiago
Description of type of deposit		Fixed term
Short term deposits, original currency		Dollar
Short term deposits, Interest rate		0.26%
Date of short term deposit		Dec. 29, 2020
Expiration date		Jan. 08, 2021
Notional amount		$ 2,500
Interest accrued to date		1
Short-term deposits, classified as cash equivalents		$ 2,501
Short term deposit Twenty One [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Banco Santander – Santiago
Description of type of deposit		Fixed term
Short term deposits, original currency		Dollar
Short term deposits, Interest rate		0.15%
Date of short term deposit		Dec. 30, 2020
Expiration date		Feb. 12, 2021
Notional amount		$ 700
Interest accrued to date		0
Short-term deposits, classified as cash equivalents		$ 700
Short term deposit Twenty Two [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		Banco Itaú Corpbanca
Description of type of deposit		Fixed term
Short term deposits, original currency		Peso
Short term deposits, Interest rate		0.35%
Date of short term deposit		Dec. 29, 2020
Expiration date		Jan. 05, 2021
Notional amount		$ 3,798
Interest accrued to date		0
Short-term deposits, classified as cash equivalents		$ 3,798
Short term deposit Twenty Three [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit		BBVA Banco Francés
Description of type of deposit		Fixed term
Short term deposits, original currency		Dollar
Short term deposits, Interest rate		1.80%
Date of short term deposit		Dec. 31, 2020
Expiration date		Mar. 06, 2021
Notional amount		$ 86
Interest accrued to date		0
Short-term deposits, classified as cash equivalents		$ 86
Short term deposit [Member]
Cash And Cash Equivalents [Line Items]
Notional amount	$ 237,550